SEI Asset Allocation Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Asset Allocation Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statement of Additional Information dated July 31, 2021 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), which was filed electronically on July 29, 2021 (Accession No. 0001104659-21-097682).

SEI Asset Allocation Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	August 5, 2021